NET INCOME PER SHARE (Additional Information) (Details) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock options excluded in computation of diluted net income per share	260,554	292,097	4,025,390